RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS
24.	RELATED PARTY BALANCES AND TRANSACTIONS

Name of the related party	Relationship with the Group

iSoftStone Technologies Co., Ltd.	Equity method investment
Wuxi iCarnegie	Equity method investment
Shenke	Equity method investment
Chengdu-Medical	Equity method investment
Dalian iCarnegie	Equity method investment
Wuxi IoT	Equity method investment
iSS-Foshan	Equity method investment
HK-JT	Equity method investment
Dynomedia, Inc.	Cost method investment
Microsoft Innovation	Cost method investment

Details of related party balances as of December 31, 2012 and 2013 and transactions for the years ended December 31, 2011, 2012 and 2013 are as follows:

(1)	Amounts due from related parties-current:

	As of December 31,
	2012	2013

iSoftStone Technologies Co., Ltd. (i)	$83	$70
Wuxi iCarnegie	2,521	—
Shenke	7	7
Wuxi IoT	156	79
iSS-Foshan (ii)	1,071	1,218

Total	$3,838	$1,374

(i)	Amount due from iSoftStone Technologies Co., Ltd. represented a loan extended to iSoftStone Technologies Co., Ltd. by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
(ii)	Amount due from iSS-Foshan mainly represented project receivables.

(2)	Amounts due from related parties-non-current:

	As of December 31,
	2012	2013

Wuxi iCarnegie (i)	$—	$2,564

Total	$—	$2,564

(i)	Amount due from Wuxi iCarnegie as of December 31, 2013 represented an unsecured loan of $520 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $1,710 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $334.

(3)	Amounts due to related parties

	As of December 31,
	2012	2013

Wuxi iCarnegie	$8	$8
Wuxi IoT	—	8

Total	$8	$16

(4)	Sales to related parties

	For the year ended December 31,
	2011	2012	2013

Boxin	$520	$—	$—
Wuxi iCarnegie	—	43	14
Wuxi IoT	23	51	—
Shenke	20	—	—
iSS-Foshan	—	1,586	251
Chengdu-Medical	—	15	—

Total	$563	$1,695	$265

(5)	Purchase from related parties

	For the year ended December 31,
	2011	2012	2013

Wuxi iCarnegie (i)	$1,159	$292	$—
Wuxi IoT	—	—	8
iSoftStone Technologies Co., Ltd.	153	—	—

Total	$1,312	$292	$8

(i)	The purchase from Wuxi iCarnegie in 2011 is mainly related to the training expenses of $708 and subcontracting cost of $451, and in 2012 is mainly related to subcontracting cost of $292.

(6)	Guarantee by the related parties

As of December 31, 2012 and 2013, certain short-term loans of the Group were guaranteed by a director of the Company as described in Note 12.